Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates
(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from such estimates.

(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from such estimates.

Recapitalization
(b)	Recapitalization

On January 27, 2014, the Company’s board of directors approved a 1-for-2.5 reverse stock split of the Company’s common stock. All references in the financial statements to the number of shares and per-share amounts of common stock have been retroactively restated to reflect the reverse stock split. In addition, the board of directors previously approved an increase in the authorized number of common shares to 50,000,000 and preferred shares to 10,000,000, which increase will become effective contemporaneously with the consummation of the Company’s initial public offering (IPO).

Fair Value of Financial Instruments
(c)	Fair Value of Financial Instruments

Management believes that the carrying amounts of the Company’s financial instruments, including cash equivalents, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents

The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents as of December 31, 2012 and 2013 consisted of money market mutual funds.

Equipment
(e)	Equipment

Equipment consists of office equipment and is recorded at cost. Equipment is depreciated on a straight-line basis over its estimated useful lives. The Company uses a life of five years for office equipment. Long-lived assets, such as equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset.

Accumulated depreciation was $8,244 and $9,691 as of December 31, 2012 and 2013, respectively.

Research and Development
(f)	Research and Development

Research and development costs are charged to expense as incurred. Research and development expenses consist primarily of funds paid to third parties for the provision of services for drug development, clinical trials, statistical analysis and report writing, and regulatory compliance costs. At the end of the reporting period, the Company compares payments made to third-party service providers to the estimated progress toward completion of the research or development objectives. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to the service providers and the progress that the Company estimates has been made as a result of the service provided, the Company may record net prepaid or accrued expense relating to these costs.

Upfront and milestone payments made to third parties who perform research and development services on the Company’s behalf are expensed as services are rendered. Costs incurred in obtaining technology licenses are charged to research and development expense as acquired in-process research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

Income Taxes
(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is recorded to the extent it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Stock-Based Awards
(h)	Stock-Based Awards

The Company measures employee stock-based awards at grant-date fair value and recognizes employee compensation expense on a straight-line basis over the vesting period of the award.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including the fair value of the Company’s common stock and for stock options, the expected life of the option, and expected stock price volatility. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The expected life of stock options was estimated using the “simplified method,” as the Company has no historical information to develop reasonable expectations about future exercise patterns and post vesting employment termination behavior for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of options grants. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option.

Nonemployee stock-based awards are revalued until an award vests and recognizes compensation expense on a straight-line basis over the vesting period of each separated vesting tranche of the award, or the accelerated attribution method. The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts are recognized as an adjustment in the period in which estimates are revised.

Grant Income
(i)	Grant Income

Grants received are recognized as income when the related work is performed and the qualifying research and development costs are incurred. In December 2012, the Company received approval from the State of Pennsylvania for a Keystone Innovation Zone Tax Credit. The Company has recognized $85,000 as grant income and a corresponding receivable at December 31, 2012, which was received in January 2013. During 2010, the Company received a grant for $244,479 under the Qualified Therapeutic Discovery Project Grants Program, a U.S. federal government initiative, that is included in grant income on the statement of operations for the period from November 15, 2007 (inception) to December 31, 2013.

Net Loss Per Common Share
(c)	Net Loss Per Common Share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common shareholders by the weighted average common shares during the period. For all periods presented, the outstanding common stock options and warrants have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted average shares used to calculate both basic and diluted net loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of September 30, 2014 and December 31, 2013, as they would be anti-dilutive:

	September 30, 2014	December 31, 2013
Redeemable convertible preferred stock	—	800,000
Shares issuable pursuant to redeemable convertible preferred stock accretion	—	376,008
Options outstanding	760,300	334,800
Convertible notes payable		1,984,533
Warrants	150,000

Amounts in the table above reflect the common stock equivalents of the noted instruments.

The unaudited pro forma net loss per common share is computed using the weighted average number of common shares outstanding and assumes the conversion of all outstanding shares of the Company’s Series A Redeemable Convertible Preferred Stock, or Series A Stock, including accrued dividends, into 308,157 weighted average shares of common stock and the conversion of the 8% Convertible Promissory Notes, or the Bridge Notes, including accrued interest, into 524,777 weighted average shares of common stock as if they had occurred at the later of the beginning of the period or date of issuance. Accordingly, net loss applicable to common shareholders is adjusted to remove all preferred stock accretion. The Company believes the unaudited pro forma net loss per common share provides material information to investors, as the conversion of the Company’s Series A Stock to common stock, including accrued dividends, and the conversion of Bridge Notes, including accrued interest, occurred upon the closing of the Company’s initial public offering, or the IPO, in March 2014, and the disclosure of pro forma net loss per common share provides an indication of net loss per common share that is comparable to what will be reported by the Company as a public company following the IPO.

Nine Months Ended September 30, 2014
Numerator:
Net loss applicable to common shareholders	$(13,923,398)
Effect of pro forma adjustments:
Accretion of redeemable convertible preferred stock	1,270,057
Interest expense on convertible notes	4,272,919

Pro forma net loss applicable to common shareholders	$(8,380,422)

Denominator:
Weighted average common shares outstanding	5,743,527
Effect of pro forma adjustments:
Conversion of redeemable convertible preferred stock	308,157
Conversion of convertible notes	524,777

Shares used in computing unaudited pro forma weighted average basic and diluted common shares outstanding	6,576,461

Unaudited pro forma basic and diluted net loss per common share	$(1.27)

(j)	Net Loss Per Common Share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common shareholders by the weighted average common shares during the period. For all periods presented, the outstanding shares of Series A and common stock options have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted average shares used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of December 31, 2012 and 2013, as they would be anti-dilutive:

	December 31,
	2012	2013
Shares issuable upon conversion of redeemable convertible preferred stock	800,000	800,000
Shares issuable pursuant to redeemable convertible preferred stock accretion	288,900	376,008
Options outstanding	334,800	334,800
Convertible notes payable	1,693,084	1,984,533

Amounts in the table above reflect the common stock equivalents of the noted instruments.

The unaudited pro forma net loss per common share is computed using the weighted average number of common shares outstanding and assumes the conversion of all outstanding shares of the Company’s Series A including accrued dividends, into 1,132,454 weighted average shares of common stock and the conversion of the convertible notes into 1,828,411 weighted average shares of common stock upon the closing of the Company’s planned IPO, as if they had occurred at the later of the beginning of the period or date of issuance. Accordingly, net loss applicable to common stockholders is adjusted to remove all preferred stock accretion. The Company believes the unaudited pro forma net loss per common share provides material information to investors, as the conversion of the Company’s preferred stock to common stock, including accrued dividends, and the conversion of the convertible notes will occur upon the closing of an IPO, and the disclosure of pro forma net loss per common share provides an indication of net loss per common share that is comparable to what will be reported by the Company as a public company following the closing of the IPO.

The following table summarizes the calculation of unaudited pro forma basic and diluted net loss per common share:

Year ended December 31, 2013
Numerator:
Net loss applicable to common shareholders	$(2,398,022)
Effect of pro forma adjustments:
Accretion of redeemable convertible preferred stock	440,204
Interest expense on convertible notes	868,109

Pro forma net loss applicable to common shareholders	$(1,089,709)

Denominator:
Weighted average common shares outstanding	155,600
Effect of pro forma adjustments:
Conversion of redeemable convertible preferred stock	1,132,454
Conversion of convertible notes	1,828,411

Shares used in computing unaudited pro forma weighted average basic and diluted common shares outstanding	3,116,465

Unaudited pro forma basic and diluted net loss per common share	$(0.35)

Basis of Presentation
(a)	Basis of Presentation

The accompanying unaudited interim financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. In the opinion of management, the accompanying financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the financial statements) considered necessary to present fairly the Company’s financial position as September 30, 2014 and its results of operations and cash flows for the nine months ended September 30, 2014 and 2013. Operating results for the nine months ended September 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014. The interim financial statements, presented herein, do not contain the required disclosures under U.S. GAAP for annual financial statements.

The accompanying unaudited interim financial statements should be read in conjunction with the annual audited financial statements and related notes as of and for the year ended December 31, 2013 included in this Registration Statement.

Recent Accounting Pronouncements
(d)	Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-10, Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation, which eliminates all incremental financial reporting requirements for development stage entities by removing Accounting Standards Codification (ASC) Topic 915, Development Stage Entities, from the FASB Accounting Standards Codification. ASC Topic 915 is removed effective for annual periods beginning after December 15, 2014 and early adoption is permitted. The Company adopted the ASU effective with the issuance of the June 30, 2014 financial statements.